INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INCOME TAXES
INCOME TAXES	NOTE 7 – INCOME TAXES The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company had no U.S. taxable income for the nine months ended September 30, 2024, and 2023. The Company’s Greek subsidiaries are governed by the income tax laws of Greece. The corporate tax rate in Greece is 22% on income reported in the statutory financial statements after appropriate tax adjustments. The Company’s United Kingdom subsidiaries are governed by the income tax laws of the United Kingdom. The corporate tax rate in the United Kingdom is 25% on income reported in the statutory financial statements after appropriate tax adjustments. As of September 30, 2024, and 2023, the Company’s effective tax rate differs from the U.S. federal statutory tax rate primarily due to a valuation allowance recorded against net deferred tax assets in in the United States and the United Kingdom. We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. As of September 30, 2024, and December 31, 2023, the Company has maintained a valuation allowance against all net deferred tax assets in the United States, Greece, and the UK. For the three months ended September 30, 2024, and 2023, the Company has recorded tax benefit in any jurisdiction where it is subject to income tax, in the amount of $0 and $65,873, and respectively, on the Condensed Consolidated Statements of Operations and Comprehensive Loss. No tax loss or benefit was recorded for the equivalent nine month periods.	NOTE 8 – INCOME TAXES The Company provides for income taxes using an asset and liability approach under which deferred income taxes are provided for based upon enacted tax laws and rates applicable to periods in which the taxes become payable. The domestic and foreign components of income (loss) before (benefit from) provision for income taxes were as follows: December 31, 2023 December 31, 2022 Domestic $(2,832,980) $(7,093,161)Foreign (15,709,674) (5,962,159) $(18,542,654) $(13,055,320) The components of the (benefit from) provision for income taxes are as follows: December 31, 2023 December 31, 2022 Current tax provision Federal $- $- State - - Foreign - (75,724)Total current tax provision $- $(75,724) Deferred tax provision Domestic $- $- State - - Foreign - 850,775 Total deferred tax provision $- $850,775 Total current provision $- $775,051 The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2023 and 2022 is as follows: December 31, 2023 December 31, 2022 US Loss before income taxes $(18,542,654) $(13,055,320)Taxes under statutory US tax rates $(3,893,957) $(2,741,617)Increase (decrease) in taxes resulting from: Increase in valuation allowance $4,339,572 $3,989,786 Foreign tax rate differential $245,518 $34,601 Permanent differences $(448,032) $128,705 Prior period adjustments $(151,879) $(186,143)State taxes $(91,222) $(450,280)Income tax expense $- $775,052 Companies subject to the Global Intangible Low-Taxed Income provision (GILTI) have the option to account for the GILTI tax as a period cost if and when incurred, or to recognize deferred taxes for outside basis temporary differences expected to reverse as GILTI. We have elected to account for GILTI as a period cost. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following: December 31, 2023 December 31, 2022 Net operating loss carryforward $7,621,277 $5,899,702 Capital loss carryforward 801,744 801,744 Section 163(j) carryforward 563,138 561,130 Foreign exchange 129,916 297,263 Allowance for doubtful accounts 4,404,277 1,616,926 Accrued expenses 261,466 352,025 Mark to market adjustment in securities 358,761 358,761 Lease liability 261,377 259,381 Capitalized research & development costs 52,261 - Depreciation (35,734) (22,914)Total deferred tax assets 14,418,483 10,124,018 Intangibles (15,845) (8,139)Inventory 4,853 (49,961)Right of use asset (258,770) (256,769)Goodwill (10,980) (10,979)Total deferred tax liabilities (280,742) (325,848)Valuation allowance (14,137,741) (9,798,170)Net deferred tax assets $- $- At December 31, 2023, the Company had U.S. net operating loss (“NOL”) carryforwards of approximately $21,516,941 that may be offset against future taxable income, subject to limitation under IRC Section 382. Of the $21.5 million Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of $19 million, are limited to utilization of 80% of taxable income but do not have an expiration. At December 31, 2023, the Company had Greek NOL carryforwards of $2,240,902 and had UK NOL carryforwards of $1,753,800. A valuation allowance exists for all operations, based on a more likely than not criterion and in consideration of all available positive and negative evidence. ASC 740 requires that the tax benefit of net operating losses (“NOLs”), temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s history of domestic operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance, on all our deferred tax asset. Management considered all available evidence to when evaluating the realizability of foreign deferred tax assets by jurisdiction and concluded primarily based upon a strong earnings history that these deferred tax assets were more-likely-than-not realizable. The Company applied the “more-likely-than-not” recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of December 31, 2023 and December 31, 2022, respectively. We recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. The Company files income tax returns in Illinois, United States, and in foreign jurisdictions including Greece and the United Kingdom. As of December 31, 2023, all domestic tax years are open to tax authority examination due the availability of net operating loss deductions, 2010 through 2023. In Greece, the statute of limitations is open for five years, 2018 through 2023. In the United Kingdom, the statute of limitations is open for four years, 2019 through 2023. Currently, there are no ongoing tax authority income tax examinations.